Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 332,227	$ 231,596
Accounts receivable	20,151	15,668
Inventories	40,089	41,432
Prepaid expenses	5,445	7,122
Current assets	397,912	295,818
Non-current assets
Other long-term assets	165,092	118,480
Restricted cash	22,190	22,193
Mining interests and plant and equipment	1,117,170	1,049,309
Deferred tax assets	7,796	0
Total assets	1,710,160	1,485,800
Current liabilities
Accounts payable and accrued liabilities	125,635	84,746
Share based liabilities	4,276	1,898
Finance leases	12,465	16,358
Income tax payable	34,434	8,337
Provisions	15,817	19,133
Current liabilities	192,627	130,472
Non-current liabilities
Share based liabilities	0	218
Finance leases	9,759	22,217
Long-term balance	40,878	41,652
Deferred tax liabilities	203,790	133,645
Total liabilities	447,054	328,204
Shareholders' equity
Share capital	923,964	951,184
Reserves	35,135	33,122
Accumulated other comprehensive income (loss)	(87,911)	36,078
Retained earnings	391,918	137,212
Shareholders' equity	1,263,106	1,157,596
Liabilities and shareholders' equity	$ 1,710,160	$ 1,485,800